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                   UNITED STATES                              =
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                   SECURITIES AND EXCHANGE COMMISSION                    =
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                         Washington, D.C.  20549                         =
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                                                                         =
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                               FORM 13F                                  =
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                                                                         =
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                         FORM 13F COVER PAGE                             =
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                                                                         =
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Report for the Calendar Year or Quarter Ended: JUNE 30, 2008             =
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                                                                         =
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Check here if Amendment [  ];  Amendment Number:                         =
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This Amendment (Check only one.): [  ] is a restatement.                 =
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                                  [X ] adds new holdings entries.        =
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                                                                         =
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Institutional Investment Manager Filing this Report:                     =
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Name:    BUFORD, DICKSON, HARPER & SPARROW, INC                      =
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Address: 211 N. BROADWAY, SUITE 2080                                     =
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         St. Louis,MO 63102                                              =
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                                                                         =
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                                                                         =
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                                                                         =
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13F File Number: 28-11028_                                               =
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                                                                         =
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The institutional investment manager filing this report and the          =
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person by whom it is signed hereby represent that the person             =
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signing the report is authorized to submit it, that all                  =
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information contained herein is true, correct and complete, and          =
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that it is understood that all required items, statements,               =
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schedules, lists, and tables, are considered integral parts of           =
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this form.                                                               =
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                                                                         =
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Person Signing this Report on Behalf of Reporting Manager:               =
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Name:    William Young                                                   =
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Title:   Compliance Officer                                              =
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Phone:   314-725-5445                                                    =
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Signature, Place, and Date of Signing:                                   =
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                                                                         =
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William Young__   St. Louis, MO___ JULY 25,2008                          =
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                                                                         =
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                                                                         =
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Report Type (Check only one.):                                           =
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                                                                         =
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[X ]   13F HOLDINGS REPORT.                                              =
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                                                                         =
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[  ]   13F NOTICE.                                                       =
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                                                                         =
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[  ]   13F COMBINATION REPORT.                                           =
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                                                                         =
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List of Other Managers Reporting for this Manager:                       =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE          =
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ACT OF 1934.                                                             =
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                                                                   =
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                          FORM 13F SUMMARY PAGE                          =
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                                                                         =
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                                                                         =
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Report Summary:                                                          =
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                                                                         =
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Number of Other Included Managers:                                       =
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Form 13F Information Table Entry Total:      48                          =
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Form 13F Information Table Value Total:       $148,150                   =
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                                                                         =
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                                                                         =
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List of Other Included Managers:                                         =
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                                                                         =
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No.   13F File Number        Name                                        =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                   =
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                                                             =
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                                                          FORM 13F =
INFORMATION TABLE                                               =20
                                                           VALUE   =
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY     =20
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN =
AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE  =20
------------------------------ ---------------- --------- -------- =
-------- --- ---- ------- -----------  -------- -------- --------
                                                                         =
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ALTERA CORP                    COM              021441100     4708   =
227430 SH       DEFINED                     0        0   227430
AMEDISYS INC                   COM              023436108     1972    =
39120 SH       DEFINED                     0        0    39120
AMETEK INC (NEW)               COM              031100100     1881    =
39830 SH       DEFINED                     0        0    39830
AMPHENOL CORP CL A             COM              032095101     2066    =
46040 SH       DEFINED                     0        0    46040
APOGEE ENTERPRISES INC         COM              037598109     1216    =
75250 SH       DEFINED                     0        0    75250
APTARGROUP                     COM              038336103     1915    =
45650 SH       DEFINED                     0        0    45650
BARD C R INC                   COM              067383109     5159    =
58660 SH       DEFINED                     0        0    58660
BORG WARNER INC                COM              099724106     1727    =
38920 SH       DEFINED                     0        0    38920
CORNING INC                    COM              219350105     4542   =
197050 SH       DEFINED                     0        0   197050
DANAHER CORP                   COM              235851102     4885    =
63190 SH       DEFINED                     0        0    63190
DESARROLLADORA HOMEX-ADR       COM              25030W100     1646    =
28105 SH       DEFINED                     0        0    28105
ENSCO INTL INC                 COM              26874Q100     5940    =
73570 SH       DEFINED                     0        0    73570
EXXON MOBIL CORP               COM              30231G102     5339    =
60580 SH       DEFINED                     0        0    60580
FMC CORP (NEW)                 COM              302491303     2456    =
31710 SH       DEFINED                     0        0    31710
FOREST OIL COR COM PAR $0.01   COM              346091705     2698    =
36210 SH       DEFINED                     0        0    36210
GEN DYNAMICS CORP              COM              369550108     3878    =
46060 SH       DEFINED                     0        0    46060
GRACO INC                      COM              384109104     1871    =
49140 SH       DEFINED                     0        0    49140
HEWLETT PACKARD CORP           COM              428236103     4443   =
100500 SH       DEFINED                     0        0   100500
HUDSON CITY BANCORP INC        COM              443683107     5301   =
317800 SH       DEFINED                     0        0   317800
JOHNSON & JOHNSON              COM              478160104     4483   =
 69680 SH       DEFINED                     0        0    69680
KIRBY CORP                     COM              497266106     1772    =
36920 SH       DEFINED                     0        0    36920
MATSUSHITA ELEC INDL              SPONSORED ADR 576879209     5097   =
237950 SH       DEFINED                     0        0   237950
MATTHEWS INTL CORP CL A        CORP-CL A        577128101     1685    =
37220 SH       DEFINED                     0        0    37220
METLIFE INC                    COM              59156R108     4420    =
83760 SH       DEFINED                     0        0    83760
NEWMARKET CORP                 COM              651587107     1862    =
28110 SH       DEFINED                     0        0    28110
NIKE INC CL B                  COM              654106103     4952    =
83070 SH       DEFINED                     0        0    83070
NUCOR CORP                     COM              670346105     4933    =
66070 SH       DEFINED                     0        0    66070
OCCIDENTAL PETROLEUM           COM              674599105     6089    =
67760 SH       DEFINED                     0        0    67760
QUICKSILVER RESOURCES INC.     COM              74837R104     2020    =
52270 SH       DEFINED                     0        0    52270
ROSS STORES INC.               COM              778296103     1818    =
51190 SH       DEFINED                     0        0    51190
SATYAM COMPUTER SERVICES-ADR   COM              804098101     4352   =
177500 SH       DEFINED                     0        0   177500
SILICON MOTION TECHNOLOGY CORP COM              82706C108     1380    =
95510 SH       DEFINED                     0        0    95510
STEEL DYNAMICS INC             COM              858119100     2430    =
62200 SH       DEFINED                     0        0    62200
STRYKER CORP                   COM              863667101     3724    =
59220 SH       DEFINED                     0        0    59220
SUN HYDRAULICS CORP            COM              866942105     1521    =
47145 SH       DEFINED                     0        0    47145
SYBASE INC                     COM              871130100     1860    =
63210 SH       DEFINED                     0        0    63210
SYNNEX CORP                    COM              87162W100     2015    =
80300 SH       DEFINED                     0        0    80300
SYNIVERSE HOLDINGS INC         COM              87163F106     1658   =
102350 SH       DEFINED                     0        0   102350
TJX COS INC NEW                COM              872540109     5137   =
163220 SH       DEFINED                     0        0   163220
TTM TECHNOLOGIES INC           COM              87305R109     1671   =
126480 SH       DEFINED                     0        0   126480
TIFFANY & CO NEW               COM              886547108     4435   =
108830 SH       DEFINED                     0        0   108830
TRIQUINT SEMICONDUCTOR         COM              89674K103     1187   =
195850 SH       DEFINED                     0        0   195850
TRUE RELIGION APPAREL INC      COM              89784N104     2001    =
75100 SH       DEFINED                     0        0    75100
TUPPERWARE BRANDS CORP         COM              899896104     1374    =
40160 SH       DEFINED                     0        0    40160
UNITED TECHNOLOGIES CORP       COM              913017109     4084    =
66195 SH       DEFINED                     0        0    66195
W-H ENERGY SERVICES INC        COM              92925E108     2594    =
27095 SH       DEFINED                     0        0    27095
WATSON WYATT WORLDWIDE INC     COM              942712100     1805    =
34125 SH       DEFINED                     0        0    34125
WOODWARD GOVERNOR CO           COM              980745103     2148    =
60240 SH       DEFINED                     0        0    60240
                                                                   =
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